Organization and Principal Activities (Details Narrative) - USD ($)	Dec. 15, 2015	Dec. 15, 2014	Mar. 31, 2015	Dec. 31, 2014	Sep. 29, 2014	Dec. 31, 2013
Number of shares issued for exchange		102,100,000
Number of issued and outstanding shares reduce during period		279,935
Common stock, shares issued		102,379,935	102,379,935	102,379,935		102,100,000
Common stock, shares outstanding		102,379,935	102,379,935	102,379,935		102,100,000
Common Stock [Member]
Cancelled and retried shares	2,100,000
Preferred Stock [Member]
Cancelled and retried shares		5,000,000
Shenzhen Greenstar Technology Co Ltd [Member]
Registered capital					$ 128,622
Shenzhen Greenstar Technology Co Ltd [Member] | HK [Member]
Registered capital					$ 1,000,000